Employee benefits (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits [text block]
	March 31, 2024	March 31, 202 3	March 31, 202 2
Gratuity payable	25,132	27,733	77,826
Compensated absences	134,817	102,170	67,178
	159,949	129,903	145,004

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]
The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2024, 2023, and March 31, 2022 consist of the following:

	March 31, 2024	March 31, 2023	March 31, 2022
Service cost	62,318	47,050	31,865
Interest cost	21,854	13,926	10,088
Interest income	(19,858)	(8,788)	(2,303)
	64,314	52,188	39,650

Disclosure of defined benefit plans [text block]
Details of employee benefit obligation and plan asset are as follows:

	March 31, 2024	March 31, 2023
Projected benefit obligation at the end of the year	382,492	298,903
Plan assets at the end of the year	(357,235)	(271,170)
Funded status amount of liability recognised in the Balance Sheet	25,257	27,733

Disclosure of net defined benefit liability (asset) [text block]
The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 202 4	March 31, 202 3	March 31, 2022
Projected benefit obligation at the beginning of the year	298,903	216,006	177,098
Service cost	62,318	47,050	31,865
Interest cost	21,854	13,926	10,088
Remeasurements - Actuarial (gain) / loss	21,184	47,703	20,245
Benefits paid	(21,767)	(25,782)	(23,290)
Projected benefit obligation at the end of the year	382,492	298,903	216,006

Disclosure of fair value of plan assets [text block]
Change in plan assets	March 31, 2024	March 31, 2023	March 31, 2022
Fair value of plan assets at the beginning of the year	271,170	138,180	40,651
Interest income	19,858	8,788	2,316
Employer contributions	86,289	157,682	120,000
Benefits paid	(21,593)	(25,342)	(23,290)
Return on plan assets, excluding amount recognised in net interest expense	1,511	(8,138)	(1,497)
Fair value of plan assets at the end of the year	357,235	271,170	138,180

Actual return on plan assets	21,369	611	907

Disclosure of actuarial assumptions [text block]
The principal actuarial assumptions as on March 31, 2024, 2023, and 2022 were as follows:

	March 31, 202 4		March 31, 202 3		March 31, 2022
Discount rate	7.15	% p.a.	7.30	% p.a.	6.35	% p.a.
Long-term rate of compensation increase	5.00	% p.a.	5.00	% p.a.	5.00	% p.a.
Expected long term rate of return on plan assets	8%		8%		8% for the first year and 5% thereafter
Average future working life time	21.46 years		21.68 years		21.85 years

Disclosure of information about maturity profile of defined benefit obligation [text block]
The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2024	March 31, 202 3
1 Year	72,898	58,014
2 to 5 years	237,283	187,762
6 to 10 years	157,127	121,795
More than 10 years	86,437	67,564

Disclosure of detailed information about weighted average allocation of assets [text block]
Plan assets:
The Gratuity plan’s weighted-average asset allocation on March 31, 2024 and March 31, 2023, by asset category is as follows:

	March 31, 202 4	March 31, 20 23
Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]
Amount recognized in other comprehensive income for the years ending March 31, 2024, 2023, and 2022 are as follows:

	March 31, 2024	March 31, 2023	March 31, 2022
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	(4,966)	146
- change in financial assumptions	2,556	24,823	(402)
- experience variance	18,628	27,747	21,146
- return on plan assets, excluding amounts recognized in net interest expense/ income	(1,511)	8,179	1,172
	19,673	55,783	22,062

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)
Present Value of Defined Benefit Obligation	400,361	366,024	367,853	397,751